Investments - Change in Investments (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Change In Investments [Roll Forward]
Equity (loss) income	$ 5	$ 4	$ 9
EMG | Equity-accounted
Change In Investments [Roll Forward]
Beginning balance	8	12
Investment	0	0
Equity (loss) income	(4)	(4)
Distributions received	0	0
Change in foreign exchange rates	2	0
Net change in fair value recognized in earnings	0
Ending balance	6	8	12
Skookumchuck | Equity-accounted
Change In Investments [Roll Forward]
Beginning balance	104	105
Investment	0	0
Equity (loss) income	10	8
Distributions received	(5)	(6)
Change in foreign exchange rates	9	(3)
Net change in fair value recognized in earnings	0
Ending balance	118	104	105
Tent Mountain | Equity-accounted
Change In Investments [Roll Forward]
Beginning balance	10	0
Investment	3	10
Equity (loss) income	(1)	0
Distributions received	0	0
Change in foreign exchange rates	0	0
Net change in fair value recognized in earnings	0
Ending balance	12	10	0
EIP | FVTPL
Change In Investments [Roll Forward]
Beginning balance	15	11
Investment	5	4
Equity (loss) income	0	0
Distributions received	0	0
Change in foreign exchange rates	0	0
Net change in fair value recognized in earnings	2
Ending balance	22	15	11
Ekona | FVTOCI
Change In Investments [Roll Forward]
Beginning balance	1	1
Investment	0	0
Equity (loss) income	0	0
Distributions received	0	0
Change in foreign exchange rates	0	0
Net change in fair value recognized in earnings	0
Ending balance	1	1	1
Total for all consolidated structured entities
Change In Investments [Roll Forward]
Beginning balance	138	129
Investment	8	14
Equity (loss) income	5	4	9
Distributions received	(5)	(6)
Change in foreign exchange rates	11	(3)
Net change in fair value recognized in earnings	2
Ending balance	$ 159	$ 138	$ 129